Trade and other payables (Tables)	6 Months Ended
Mar. 31, 2025
Trade and other payables
Schedule of trade and other current payables

	31 March	30 September
	2025	2024
	$'000	$'000
Current liabilities
Trade payables	6,177	9,009
Other tax and social security	814	439
Other creditors	910	593
Accruals	2,621	1,866
Deferred income	50	4
Total	10,572	11,911

Schedule of trade and other non-current payables

	31 March	30 September
	2025	2024
	$'000	$'000
Non-current Liabilities
Trade payables	2,000	2,000
	2,000	2,000